Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 12. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company entered into a 2-year lease commencing January 1, 2020 and ending on December 31, 2021. To secure the new lease, the Company paid a $75,000 security deposit.

Rent expense was approximately $221,000 and $168,500 for the nine months ended March 31, 2021 and 2020, respectively. In January 2021, the Company prepaid approximately $150,000 to cover rent for the period of January 1, 2021 to June 30, 2021. There is approximately $180,000 due on the lease for the July-December 2021 period, prior to any potential discounts.

Officers’ Employment Agreements

In May 2021, the Company entered into employment agreements with its three corporate officers. The agreements provide for base salary (including increases linked to Company revenue thresholds), performance bonus, incentive bonus (including those based on capital raising thresholds), equity incentives, benefits and severance (including confidentiality and non-compete). The employment agreements will continue until terminated by either the Company or the respective officers.

Potential Future Distributions Upon Divestiture or Sale

Upon a divestiture or sale of a subsidiary company, the Company is contractually obligated to distribute up to 10% of the net proceeds from such divestiture or sale to the senior management team of the divested subsidiary company. As of March 31, 2021, there were no active discussions pertaining to a potential divestiture or sale of any of the Company’s subsidiaries.

COVID-19

The Company’s business and operations have been adversely affected by the COVID-19 pandemic, as have the markets in which our customers operate. The COVID-19 pandemic has caused and continues to cause significant business and financial markets disruption worldwide and there is significant uncertainty around the duration of this disruption and its ongoing effects on our business. This has primarily manifested itself in prolonged sales cycles.

Since March 2020, the Company has required substantially all of its employees to work remotely to minimize the risk of the virus. While working remotely has proven to be effective to this point, it may eventually inhibit the Company’s ability to operate its business effectively.

The Company continues to closely monitor the situation and the effects on our business and operations. We do not yet know the full extent of potential impacts on our business and operations. Given the uncertainty, we cannot reasonably estimate the impact on our future results of operations, cash flows or financial condition.

NOTE 9. CONTINGENCIES

Potential Future Distributions Upon Divestiture or Sale

Upon a divestiture or sale of a subsidiary company, the Company is contractually obligated to distribute up to 10% of the net proceeds from such divestiture or sale to the senior management team of the divested subsidiary company. As of June 30, 2020 there were no active discussions pertaining to a potential divestiture or sale of any of the Company’s subsidiaries.

COVID-19

The Company’s business’s business and operations have been adversely affected by the COVID-19 pandemic, as have the markets in which our customers operate. The COVID-19 pandemic has caused and continues to cause significant business and financial markets disruption worldwide and there is significant uncertainty around the duration of this disruption and its ongoing effects on our business. This has primarily manifested itself in prolonged sales cycles.

Since March 2020, the Company has required substantially all of its employees to work remotely to minimize the risk of the virus. While working remotely has proven to be effective to this point, it may eventually inhibit the Company’s ability to operate its business effectively.

The Company continues to closely monitor the situation and the effects on our business and operations. We do not yet know the full extent of potential impacts on our business and operations. Given the uncertainty, we cannot reasonably estimate the impact on our future results of operations, cash flows or financial condition.